Note 15 - Capital Management (Tables)	3 Months Ended
Jan. 31, 2026
Statement Line Items [Line Items]
Disclosure of regulatory capital and capital ratios [text block]
(thousands of Canadian dollars)
	January 31	October 31
	2026	2025

Common Equity Tier 1 (CET1) capital
Directly issued qualifying common share capital	$328,538	$325,910
Contributed surplus	1,815	2,473
Retained earnings	213,998	203,728
Accumulated other comprehensive income (loss)	(1,275)	562
CET1 before regulatory adjustments	543,076	532,673
Regulatory adjustments applied to CET1	(26,261)	(23,023)
Common Equity Tier 1 capital	$516,815	$509,650

Additional Tier 1 capital
Directly issued qualifying Additional Tier 1 instruments	$-	$-
Total Tier 1 capital	$516,815	$509,650

Tier 2 capital
Directly issued Tier 2 capital instruments	$101,715	$105,135
Tier 2 capital before regulatory adjustments	101,715	105,135
Eligible stage 1 and stage 2 allowance	5,295	5,105
Total Tier 2 capital	$107,010	$110,240
Total regulatory capital	$623,825	$619,890
Total risk-weighted assets	$4,031,913	$3,943,657
Capital ratios
CET1 capital ratio	12.82%	12.92%
Tier 1 capital ratio	12.82%	12.92%
Total capital ratio	15.47%	15.72%
(thousands of Canadian dollars)
	January 31	October 31
	2026	2025

On-balance sheet assets	$6,146,010	$5,808,475
Assets amounts adjusted in determining the Basel III
Tier 1 capital	(26,261)	(23,023)
Total on-balance sheet exposures	6,119,749	5,785,452

Replacement cost associated with all derivative transactions	$-	$-
Add-on amounts for PFE associated with all derivative transactions	3,319	3,975
Total derivative exposures	3,319	3,975

Total off-balance sheet exposure at gross notional amount	$585,899	$635,854
Adjustments for conversion to credit equivalent amount	(382,563)	(410,571)
Total off-balance sheet exposures	203,336	225,283

Tier 1 capital	516,815	509,650
Total exposures	6,326,404	6,014,710

Leverage ratio	8.17%	8.47%